Postemployment Benefit Plans	12 Months Ended
Dec. 27, 2014
Compensation and Retirement Disclosure [Abstract]
Postemployment Benefit Plans
Postemployment Benefit Plans
We provide a range of benefits to our employees and retirees. These include pension benefits, postretirement health care benefits, and other postemployment benefits, as follows:

•
Pension benefits – We provide pension coverage to certain U.S. and non-U.S. employees through separate plans. Local statutory requirements govern many of these plans. Salaried and non-union hourly employees hired prior to 2009 in the U.S. and 2011 in Canada are eligible to participate in our pension plans. We will freeze U.S. pension plans for U.S. salaried and non-union hourly employees who are currently earning pension benefits as of December 31, 2019 and non-U.S. pension plans for non-U.S. salaried and non-union hourly employees who are currently earning pension benefits as of December 31, 2023. We will calculate the pension benefits using the continuing pay and service through December 31, 2019 for the U.S. plans and December 31, 2023 for the non-U.S. plans. The pension benefits of our unionized workers are in accordance with the applicable collective bargaining agreement covering their employment.

•
Postretirement benefits – Our U.S. and Canadian subsidiaries provide health care and other postretirement benefits to most retirees. U.S. salaried and non-union hourly employees hired prior to 2004 and non-U.S. salaried and non-union hourly employees hired prior to 2007 are eligible to participate in our U.S. postretirement benefit plans. The postretirement benefits of our unionized workers are in accordance with the applicable collective bargaining agreement covering their employment.

•
Other postemployment benefits – Our other postemployment benefits consist primarily of severance. These plans cover most salaried and certain hourly employees, and their cost is charged to expense over the working life of the covered employees.

Pension Plans
Obligations and Funded Status:
The projected benefit obligations, plan assets, and funded status of our pension plans at December 27, 2014 and December 28, 2013 were:

	U.S. Plans		Non-U.S. Plans
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013
	(in millions)
Benefit obligation at beginning of year	$5,978	$7,130	$1,267	$1,418
Service cost	84	100	14	21
Interest cost	287	287	55	55
Benefits paid	(518)	(316)	(80)	(79)
Actuarial losses / (gains)	1,160	(778)	153	(47)
Plan amendments	16	9	—	—
Currency	—	—	(101)	(98)
Settlements	(13)	(512)	—	—
Curtailments	—	(3)	—	(9)
Special termination benefits	—	61	—	1
Other	—	—	4	5
Benefit obligation at end of year	6,994	5,978	1,312	1,267
Fair value of plan assets at beginning of year	5,721	5,460	1,253	1,089
Actual return on plan assets	629	654	194	144
Contributions	145	435	16	181
Benefits paid	(518)	(316)	(80)	(79)
Currency	—	—	(101)	(82)
Settlements	(13)	(512)	—	—
Fair value of plan assets at end of year	5,964	5,721	1,282	1,253
Net pension liability recognized at end of year	$(1,030)	$(257)	$(30)	$(14)

The accumulated benefit obligation, which represents benefits earned to the measurement date, was $6,777 million at December 27, 2014 and $5,781 million at December 28, 2013 for the U.S. pension plans. The accumulated benefit obligation for the non-U.S. pension plans was $1,231 million at December 27, 2014 and $1,191 million at December 28, 2013.
The combined U.S. and non-U.S. pension plans resulted in a net pension liability of $1,060 million at December 27, 2014 and $271 million at December 28, 2013. We recognized these amounts in our consolidated balance sheets at December 27, 2014 and December 28, 2013 as follows:

	December 27, 2014	December 28, 2013
	(in millions)
Other assets	$64	$162
Other current liabilities	(19)	(28)
Accrued pension costs	(1,105)	(405)
	$(1,060)	$(271)

Certain of our U.S. and non-U.S. plans are underfunded based on accumulated benefit obligations in excess of plan assets. For these plans, the projected benefit obligations, accumulated benefit obligations, and the fair value of plan assets at December 27, 2014 and December 28, 2013 were:

	U.S. Plans		Non-U.S. Plans
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013
	(in millions)
Projected benefit obligation	$6,994	$203	$55	$52
Accumulated benefit obligation	6,777	186	50	44
Fair value of plan assets	5,964	17	—	—

We used the following weighted average assumptions to determine our benefit obligations under the pension plans at December 27, 2014 and December 28, 2013:

	U.S. Plans		Non-U.S. Plans
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013
Discount rate	4.17%	4.94%	3.87%	4.56%
Rate of compensation increase	4.00%	4.00%	3.00%	3.00%

Components of Net Pension Cost / (Benefit):
Net pension cost / (benefit) consisted of the following for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	U.S. Plans			Non-U.S. Plans
	For the Years Ended			For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Service cost	$84	$100	$32	$14	$21	$12
Interest cost	287	287	70	55	55	32
Expected return on plan assets	(325)	(315)	(105)	(60)	(57)	(43)
Actuarial losses / (gains)	783	(1,154)	(41)	12	(128)	28
Amortization of prior service costs	5	4	1	—	—	—
Settlements	2	69	—	—	—	—
Curtailments	3	(3)	—	—	(9)	—
Special termination benefits	—	61	—	—	1	—
Net pension cost / (benefit)	$839	$(951)	$(43)	$21	$(117)	$29

We remeasure all of our postemployment benefit plans at least annually at the end of our fiscal year. We define the costs or benefits resulting from the change in discount rates, the difference between our estimated and actual return on plan assets, and other assumption changes driven by changes in the law or other external factors as market-based impacts from postemployment benefit plans. Market-based impacts are included in actuarial losses / (gains) and in settlements in the table above. We disclose market-based impacts separately in order to provide additional transparency of our operating results.
The remeasurement as of December 27, 2014, resulted in an aggregate expense from market-based impacts of $784 million primarily driven by a 75 basis point weighted average decrease in the discount rate and a $429 million impact from the adoption of the new Society of Actuaries RP-2014 mortality tables, partially offset by excess asset returns. We recorded $477 million of the expense from market-based impacts in cost of sales and $307 million in selling, general and administrative expenses in accordance with our policy for allocating employee costs.
The remeasurement as of December 28, 2013, resulted in an aggregate benefit from market-based impacts of $1,268 million primarily driven by an 80 basis point weighted average increase in the discount rate and excess asset returns. We recorded $707 million of the benefit from market-based impacts in cost of sales and $561 million in selling, general and administrative expenses. The annual remeasurement resulted in a benefit from market-based impacts of $29 million as of December 29, 2012.
In addition, as a result of the December 28, 2013 remeasurement, we capitalized an aggregate benefit of $34 million from market-based impacts related to our pension plans into inventory consistent with our capitalization policy. During 2014, the entire benefit previously capitalized was recognized in cost of sales. At December 27, 2014, we capitalized an aggregate expense of $41 million from market-based impacts into inventory.
Net pension costs included settlement losses of $69 million in 2013 related to retiring employees who elected lump-sum payments. Net pension costs also included special termination benefits associated with our voluntary early retirement program of $62 million in 2013, which were included in our Restructuring Program.
As of December 27, 2014, we expected to amortize an estimated $7 million of prior service costs from accumulated other comprehensive earnings / (losses) into net periodic pension cost for the combined U.S. and non-U.S. pension plans during 2015.
We used the following weighted average assumptions to determine our net pension cost for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	U.S. Plans			Non-U.S. Plans
	December 27, 2014	December 28, 2013	December 29, 2012	December 27, 2014	December 28, 2013	December 29, 2012
Discount rate	4.86%	4.34%	3.85%	4.56%	4.00%	4.03%
Expected rate of return on plan assets	5.75%	5.75%	8.00%	5.00%	5.00%	7.04%
Rate of compensation increase	4.00%	4.00%	4.00%	3.00%	3.00%	3.00%

Year-end discount rates for our U.S. and non-U.S. plans were developed from a model portfolio of high quality, fixed-income debt instruments with durations that match the expected future cash flows of the benefit obligations. We determine our expected rate of return on plan assets from the plan assets’ historical long-term investment performance, current and future asset allocation, and estimates of future long-term returns by asset class.
Plan Assets:
The fair value of pension plan assets at December 27, 2014 was determined using the following fair value measurements:

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Non-U.S. equity securities	$544	$526	$18	$—
Pooled funds equity securities	2,694	6	2,688	—
Total equity securities	3,238	532	2,706	—
Government bonds	776	625	151	—
Pooled funds fixed-income securities	876	—	876	—
Corporate bonds and other fixed-income securities	2,061	—	2,061	—
Total fixed-income securities	3,713	625	3,088	—
Real estate	235	—	—	235
Certain insurance contracts	53	—	—	53
Other	7	7	—	—
Total	$7,246	$1,164	$5,794	$288
The fair value of pension plan assets at December 28, 2013 was determined using the following fair value measurements:

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Non-U.S. equity securities	$645	$645	$—	$—
Pooled funds equity securities	3,123	6	3,117	—
Total equity securities	3,768	651	3,117	—
Government bonds	719	621	98	—
Pooled funds fixed-income securities	642	—	642	—
Corporate bonds and other fixed-income securities	1,566	1	1,565	—
Total fixed-income securities	2,927	622	2,305	—
Real estate	214	—	—	214
Certain insurance contracts	57	—	—	57
Other	8	8	—	—
Total	$6,974	$1,281	$5,422	$271

Fair value measurements:

•	Level 1 – includes primarily non-U.S. equity securities and certain government bonds valued using quoted prices in active markets.

•
Level 2 – includes primarily pooled funds valued using net asset values of participation units held in common collective trusts, as reported by the managers of the trusts and as supported by the unit prices of actual purchase and sale transactions. Level 2 plan assets also include corporate bonds and other fixed-income securities, valued using independent observable market inputs, such as matrix pricing, yield curves, and indices.

•
Level 3 – includes primarily real estate and certain insurance contracts valued using unobservable inputs that reflect the plans’ assumptions that market participants would use in pricing the assets, based on the best information available. Fair value estimates for real estate investments are calculated using the present value of future cash flows expected to be received from the investments, based on valuation methodologies such as appraisals, local market conditions, and current and projected operating performance. Fair value estimates for certain insurance contracts are reported at contract value.

Changes in our Level 3 plan assets, which are recorded in operations, for the year ended December 27, 2014 included:

Asset Category	December 28, 2013 Balance	Net Realized and Unrealized Gains/(Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 27, 2014 Balance
	(in millions)
Real estate	$214	$22	$(1)	$—	$235
Certain insurance contracts	57	1	(5)	—	53
Total Level 3 investments	$271	$23	$(6)	$—	$288
Changes in our Level 3 plan assets, which are recorded in operations, for the year ended December 28, 2013 included:

Asset Category	December 29, 2012 Balance	Net Realized and Unrealized Gains/(Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 28, 2013 Balance
	(in millions)
Corporate bonds and other fixed-income securities	$7	$—	$(2)	$(5)	$—
Real estate	186	27	1	—	214
Certain insurance contracts	66	4	(13)	—	57
Total Level 3 investments	$259	$31	$(14)	$(5)	$271

The percentage of fair value of pension plan assets at December 27, 2014 and December 28, 2013 was:

	U.S. Plans		Non-U.S. Plans
Asset Category	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013
Equity securities	44%	52%	48%	61%
Fixed-income securities	51%	43%	51%	38%
Real estate	4%	4%	—%	—%
Certain insurance contracts and other	1%	1%	1%	1%
Total	100%	100%	100%	100%

During 2013, we began a new liability-driven investment strategy for pension assets. This strategy, which will be phased in over time, better aligns our pension assets with the projected benefit obligation to reduce volatility by targeting an investment of approximately 80% of our U.S. plan assets in fixed-income securities and approximately 20% in equity securities. The strategy uses actively managed and indexed U.S. investment grade fixed-income securities (which constitute 97% or more of fixed-income securities) with lesser allocations to high yield fixed-income securities, indexed U.S. equity securities, and actively managed and indexed international equity securities.
For pension plans outside the U.S., the investment strategy is subject to local regulations and the asset / liability profiles of the plans in each individual country. In aggregate, the long-term asset allocation targets of our non-U.S. plans are broadly characterized as a mix of 70% fixed-income securities and 30% equity securities.
We attempt to maintain our target asset allocation by rebalancing between asset classes as we make contributions and monthly benefit payments.
Employer Contributions:
We estimate that 2015 pension contributions will be approximately $170 million to our U.S. plans and approximately $25 million to our non-U.S. plans. Our actual contributions may differ due to many factors, including changes in tax, employee benefit, or other laws, tax deductibility, significant differences between expected and actual pension asset performance or interest rates, or other factors. In 2014, we contributed $145 million to our U.S. pension plans and $12 million to our non-U.S. pension plans. In addition, employees contributed $4 million in 2014 to our non-U.S. plans and $5 million in 2013.
Future Benefit Payments:
The estimated future benefit payments from our pension plans at December 27, 2014 were:

	U.S. Plans	Non-U.S. Plans
	(in millions)
2015	$401	$66
2016	407	66
2017	418	66
2018	426	66
2019	434	67
2020-2024	2,268	355

Other Costs:
We sponsor and contribute to employee savings plans that cover eligible salaried, non-union, and union employees. Our contributions and costs are determined by the matching of employee contributions, as defined by the plans. Amounts charged to expense for defined contribution plans totaled $70 million in 2014, $61 million in 2013, and $12 million in 2012 subsequent to the Spin-Off.
Postretirement Benefit Plans
Obligations:
Our postretirement health care plans are not funded. The changes in and the amount of the accrued benefit obligations at December 27, 2014 and December 28, 2013 were:

	December 27, 2014	December 28, 2013
	(in millions)
Accrued benefit obligations at beginning of year	$3,277	$3,738
Service cost	26	35
Interest cost	148	143
Benefits paid	(190)	(188)
Actuarial losses / (gains)	418	(403)
Plan amendments	(75)	(40)
Currency	(14)	(14)
Special termination benefits	—	6
Other	1	—
Accrued benefit obligations at end of year	$3,591	$3,277

We used the following weighted average assumptions to determine our postretirement benefit obligations at December 27, 2014 and December 28, 2013:

	December 27, 2014	December 28, 2013
Discount rate	4.08%	4.69%
Health care cost trend rate assumed for next year	6.91%	7.28%
Ultimate trend rate	5.00%	5.03%
Year that the rate reaches the ultimate trend rate	2023	2023

Year-end discount rates for our U.S. and non-U.S. plans were developed from a model portfolio of high-quality, fixed-income debt instruments with durations that match the expected future cash flows of the benefit obligations. Our expected health care cost trend rate is based on historical costs.
Assumed health care cost trend rates have a significant impact on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects as of December 27, 2014:

	One-Percentage-Point
	Increase	Decrease
	(in millions)
Effect on annual service and interest cost	$25	$(20)
Effect on postretirement benefit obligation	433	(355)

Components of Net Postretirement Health Care Cost / (Benefit):
Net postretirement health care cost / (benefit) consisted of the following for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Service cost	$26	$35	$8
Interest cost	148	143	32
Actuarial losses / (gains)	370	(376)	188
Amortization of prior service credits	(28)	(26)	(7)
Special termination benefits	—	5	—
Net postretirement health care cost / (benefit)	$516	$(219)	$221

As a result of the 2014 annual remeasurement of our postretirement health care plans, we recorded an expense from market-based impacts of $556 million as of December 27, 2014, primarily driven by a 60 basis point weighted average decrease in the discount rate and a $328 million impact from the adoption of the new Society of Actuaries RP-2014 mortality tables. We recorded $424 million of the expense from market-based impacts in cost of sales and $132 million in selling, general and administrative expenses in accordance with our policy for allocating employee costs. Market-based impacts are included in actuarial losses / (gains) in the table above.
As a result of the 2013 annual remeasurement of our postretirement health care plans, we recorded a benefit from market-based impacts of $292 million as of December 28, 2013, primarily driven by an 80 basis point weighted average increase in the discount rate. We recorded expense from market-based impacts of $250 million as of December 29, 2012.
In addition, as a result of the 2013 annual remeasurement, we recorded a benefit from market-based impacts of $15 million into inventory as of December 28, 2013 consistent with our capitalization policy. During 2014, the entire benefit previously capitalized was recognized in cost of sales. At December 27, 2014, we capitalized an aggregate expense of $36 million from market-based impacts into inventory.
The special termination benefits were associated with our voluntary early retirement program in 2013.
As of December 27, 2014, we expected to amortize an estimated $33 million of prior service credits from accumulated other comprehensive earnings / (losses) into net postretirement health care costs during 2015.
We used the following weighted average assumptions to determine our net postretirement health care cost for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	December 27, 2014	December 28, 2013	December 29, 2012
Discount rate	4.69%	3.89%	3.61%
Health care cost trend rate	7.28%	7.53%	7.06%

Future Benefit Payments:
Our estimated future benefit payments for our postretirement health care plans at December 27, 2014 were:

(in millions)
2015	$196
2016	196
2017	198
2018	199
2019	201
2020-2024	1,019

Other Postemployment Benefit Plans
Obligations:
Our other postemployment plans are generally not funded. The changes in and the amount of the accrued benefit obligation at December 27, 2014 and December 28, 2013 were:

	December 27, 2014	December 28, 2013
	(in millions)
Accrued benefit obligation at beginning of year	$55	$63
Service cost	2	2
Interest cost	2	2
Benefits paid	(10)	(6)
Actuarial losses / (gains)	19	(2)
Other	(4)	(4)
Accrued benefit obligation at end of year	$64	$55

We used the following weighted average assumptions to determine our other postemployment benefit obligations at December 27, 2014 and December 28, 2013:

	December 27, 2014	December 28, 2013
Discount rate	2.86%	3.10%
Assumed ultimate annual turnover rate	0.50%	0.50%
Rate of compensation increase	4.00%	4.00%

Other postemployment costs arising from actions that offer employees benefits in excess of those specified in the respective plans are charged to expense when incurred.
Components of Net Other Postemployment Cost:
Net other postemployment cost consisted of the following for the years ended December 27, 2014, December 28, 2013, and December 29, 2012:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012

Service cost	$2	$2	$4
Interest cost	2	2	2
Actuarial losses / (gains)	14	(2)	1
Other	5	(1)	—
Net other postemployment cost	$23	$1	$7

As of December 27, 2014, we did not expect to amortize any prior service costs / (credits) for the other postemployment benefit plans from accumulated other comprehensive earnings / (losses) into net postemployment costs during 2015.
Our Participation in Mondelēz International’s Pension and Other Postemployment Benefit Plans and the Spin-Off Impact
Prior to the Spin-off, Mondelēz International provided defined benefit pension, postretirement health care, defined contribution, and multiemployer pension and medical benefits to our eligible employees and retirees. As such, we applied the multiemployer plan accounting approach and these liabilities were not reflected in our consolidated balance sheets. We provided pension coverage for certain employees of our Canadian operations through separate plans and certain pension and postemployment benefits of our Canadian operations, which were included in our financial statements prior to the Spin-Off. As part of the Spin-Off, the plans were split and we assumed the obligations previously provided by Mondelēz International. Accordingly, Mondelēz International transferred to us the plan assets and liabilities associated with our active, retired, and other former employees, including liabilities for most of the retired North American Mondelēz International employees. We assumed net benefit plan liabilities of $5.5 billion from Mondelēz International, which was in addition to the $0.1 billion of net benefit plan liabilities we had previously reported in our historical financial statements, for a total liability of $5.6 billion on October 1, 2012.
Total Mondelēz International benefit plan costs allocated to us were $491 million in the first nine months of 2012 prior to the Spin-Off. The expense allocations for these benefits were determined based on a review of personnel by business unit and based on allocations of corporate or other shared functional personnel. These allocated costs are reflected in our cost of sales and selling, general and administrative expenses. These costs were funded through intercompany transactions with Mondelēz International and were reflected within the parent company investment equity balance. Our allocated expenses in connection with the pension plans were $283 million in 2012. Our allocated expenses in connection with the postretirement plans were $142 million in 2012.